Transactions with Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) individual	Dec. 31, 2020 GBP (£) individual	Dec. 31, 2019 GBP (£) individual
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 3,835,797	£ 3,906,401	£ 5,045,302
Performance-related payments	5,195,722	748,495	3,896,382
Other fixed remuneration (pension and other allowances & non-cash benefits)	806,103	1,047,986	1,386,439
Expenses	3,705	2,579	42,526
Total remuneration	9,841,327	5,705,461	10,370,649
Short-term employee benefits	23,392,657	17,886,869	23,238,187
Post-employment benefits	913,842	2,107,544	3,674,772
Total compensation	24,306,499	£ 19,994,413	26,912,959
Number of previously employed individuals for buy-out of deferred performance related payment | individual		2
Termination payment	£ 0	£ 0	£ 1,076,435
Number key management persons who receives termination benefit | individual			1
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of previously employed individuals for buy-out of deferred performance related payment | individual		1
Deferred performance related payments of shares		£ 1,293,678
Deferred performance related payments of shares vested		£ 242,605
Key Management Personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of previously employed individuals for buy-out of deferred performance related payment | individual	1	1
Deferred performance related payments of shares	£ 107,225	£ 924,133
Deferred performance related payments of shares vested	£ 25,413	£ 60,500